Related party transactions (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
Summary of related party transactions outstanding
The following amounts were outstanding at 30 June 2022:

	30 June 2022	31 December 2021
	£m	£m
Amounts owed by related parties
Kantar	27.9	30.3
Other	42.8	45.7
	70.7	76.0
Amounts owed to related parties
Kantar	(6.3)	(6.2)
Other	(66.5)	(51.4)
	(72.8)	(57.6)